NON-CONTROLLING INTERESTS	9 Months Ended
Sep. 30, 2015
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS

9. NON-CONTROLLING INTERESTS

        As of September 30, 2015, the Company's majority-owned subsidiaries and VIEs which are consolidated in the consolidated financial statements but with non-controlling interests recognized mainly include an offline travel agency, a technology company focusing on hotel customer reviews, an online trip package service provider and ezTravel.

        Non-controlling interests include the common shares in the consolidated subsidiaries or VIE subsidiaries and preferred shares issued by the Company's subsidiaries. The balance is summarized as follows:

	As of December 31, 2014	As of September 30, 2015
	RMB	RMB
An offline travel agency (Note 2)	367,705,496	399,070,509
Travelfusion (Note 2)	—	284,770,666
An online trip package service provider (Note 2)	136,890,011	136,457,183
A technology company focusing on hotel customer reviews (Note 2)	125,442,240	122,904,216
ezTravel	22,769,589	23,603,314
Tujia	130,343,575	—
Others	65,397,382	96,500,423

	848,548,293	1,063,306,311

        In October 2012, February 2013 and June 2014, the Company and other institutional investors entered into a series of agreements with Tujia.com International Co., Ltd ("Tujia") to issue 70,380,000 shares of Series A redeemable convertible preferred stocks ("Series A preferred shares") with total consideration of US$14.6 million, 33,333,333 shares of Series B redeemable convertible preferred stocks ("Series B preferred shares") with total consideration of US$36.7 million and 30,465,080 shares of Series C redeemable convertible preferred stocks ("Series C preferred shares") with total consideration of US$75 million, respectively.

        The Company held majority voting power of Tujia and has consolidated Tujia since it was incorporated.

        In July, 2015, Tujia issued Series D+ redeemable convertible preferred shares to a number of new investors. The Company did not participate the Series D+ financing and as a result, its equity interest, and fully converted voting rights was diluted from approximately 50% to 45%. After the Series D+ financing, the Company was entitled to appoint 6 out of 12 board of directors. According to the Article of Associates of Tujia, the resolution of the board of directors shall be made by a simple majority of the directors and in the case of an equality of votes, the Chairman shall have a second vote. The Chairman of Tujia is Mr. Luo Jun, its founder and CEO, who is not a director appointed by Ctrip. Therefore, the Company concluded its loss of control in Tujia under ASC 810 and the financial statement of Tujia was deconsolidated from August 2015. The investment in Tujia was re-measured at its fair value at the date of the deconsolidation.

        In December, 2014, the Company completed the transaction to acquire the equity stake and held majority voting power of an offline travel agency (Note 2).

        In January, 2015, the Company completed an investment transaction in Travelfusion by purchasing a majority stake in the company (Note 2).

        In January, 2014, the Company completed the transaction to acquire controlling shares of an online trip package service provider (Note 2).

        In November, 2014, the Company completed the transaction to acquire controlling shares of a technology company focusing on hotel customer reviews (Note 2).

        The shares of the above mentioned companies held by investors other than Ctrip are recorded as non-controlling interests.